Rule 497(e)
Registration No. 033-11420
1940 Act File No. 811-04993

NICHOLAS LIMITED EDITION, INC. SUPPLEMENT DATED FEBRUARY 9, 2007 TO THE PROSPECTUS DATED JANUARY 31, 2007 OF

Nicholas Limited Edition, Inc. – Class N

THIS SUPPLEMENT UPDATES THE PROSPECTUS

PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE

The purpose of this supplement is to notify the shareholders of Nicholas Limited Edition, Inc. (the “Fund”) Class N shares that the following changes have been made to the disclosures included in the Fund’s prospectus regarding Nicholas Equity Income Fund, Inc. (“Nicholas Equity Income”). The Board of Directors of Nicholas Equity Income, at the recommendation of the Adviser, has elected to close Class N of Nicholas Equity Income and lower the minimum initial investment for Nicholas Equity Income Class I. Effective February 5, 2007: the minimum initial investment for Nicholas Equity Income Class I is $500; and effective February 12, 2007: Nicholas Equity Income Class N will be closed to new investors and to additional purchases by existing shareholders. Existing Nicholas Equity Income Class N investors will be contacted by the Adviser and given the option to exchange their Class N shares for Class I shares of Nicholas Equity Income.

Effective February 12, 2007, the following language has been added to or replaces similar language on the front cover page and inside cover page of the Fund's Class N Prospectus, dated January 31, 2007:

Nicholas Equity Income Fund, Inc. Class N – Closed to Investors

Effective February 12, 2007, the fourth paragraph on page three of the Fund's Class N Prospectus, dated January 31, 2007, in the section "OVERVIEW OF THE FUNDS" is replaced with the following:

Nicholas Equity Income Fund, Inc. Class N – Closed to Investors

The heading on page 24 in the Fund's Class N Prospectus, dated January 31, 2007, in the section "FINANCIAL HIGHLIGHTS" is replaced with the following:

Nicholas Equity Income Fund, Inc. Class N – Closed to Investors